Fair Value Measurements - Schedule of Warrant Liability (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 18, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Warrant Liability [Roll Forward]
Common stock warrant liabilities		$ 17,933	$ 17,933	$ 0
Assumption of Warrants upon Closing	$ 39,228		39,228
Fair value change in warrant liability		21,295	(21,295)	0
Public Warrants
Fair Value, Warrant Liability [Roll Forward]
Common stock warrant liabilities		9,024	9,024	0
Assumption of Warrants upon Closing			19,740
Fair value change in warrant liability			(10,716)
Private Warrants
Fair Value, Warrant Liability [Roll Forward]
Common stock warrant liabilities		$ 8,909	8,909	$ 0
Assumption of Warrants upon Closing			19,488
Fair value change in warrant liability			$ (10,579)